Subsequent Events (Narrative) (Details) $ / shares in Units, ₪ in Millions, shares in Millions, $ in Millions	1 Months Ended	3 Months Ended
	Feb. 28, 2026	Mar. 31, 2026 ILS (₪)	Mar. 31, 2026 USD ($) $ / shares shares
ZIM [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash settled capped call transaction			$ 34
CPV Maryland, LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest	25.00%
CPV, Three Rivers, LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest	10.00%
Kenon [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash dividend			$ 200
Cash dividend per share | $ / shares			$ 3.85
OPC Israel [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of private placement ordinary shares issued | shares			8
Proceeds from issue of ordinary shares		₪ 800	$ 257
OPC Israel [Member] | Kenon [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase Decrease In Equity Interest Percentage		46.00%	46.00%